Segment Information - Segment results (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 12, 2020	Apr. 30, 2022	Apr. 30, 2021
Segment Reporting Information [Line Items]
Revenues		$ 134,838	$ 67,680
Operating expenses		180,073	94,874
Operating income (loss)		(45,235)	(27,194)
Non-operating (expense) income		1,052	(371)
Fair value adjustment of warrants	$ (7,400)	10,106
Interest expense, net		(11,354)	(11,401)
Benefit from (provision for) income taxes		22,337	3,057
Net loss from continuing operations		(23,094)	(35,909)
Income (loss) from discontinued operations, net of tax		1,451	(1,496)
Net (loss) income		(21,643)	(37,405)
Depreciation expense		2,533	2,419
Skillsoft
Segment Reporting Information [Line Items]
Revenues		89,785	67,680
Operating expenses		128,420	94,874
Operating income (loss)		(38,635)	(27,194)
Depreciation expense		900	$ 1,200
Global Knowledge Segment
Segment Reporting Information [Line Items]
Revenues		45,053
Operating expenses		51,653
Operating income (loss)		(6,600)
Depreciation expense		$ 500